Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 37,361	¥ 34,880
Securities lending transactions	[1],[2]	1,691	2,130
Total	[2],[3]	39,052	37,010
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[4]	14,056	13,237
Securities lending transactions	[4]	1,086	1,495
Total	[3],[4]	15,142	14,732
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		18,495	17,789
Securities lending transactions		212	227
Total	[3]	18,707	18,016
30 - 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		2,587	2,099
Securities lending transactions		145	182
Total	[3]	2,732	2,281
90 days - 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,880	1,415
Securities lending transactions		178	156
Total	[3]	2,058	1,571
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		343	340
Securities lending transactions		70	70
Total	[3]	¥ 413	¥ 410

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,039 billion and \2,827 billion, respectively. As of March 31, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,049 billion and \177 billion, respectively. As of September 30, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \923 billion and \4,133 billion, respectively. As of September 30, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \890 billion and \153 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.